Fair Value Measurements - Schedule of Convertible Promissory Note (Details) - NorthView Acquisition Corp [Member] - USD ($)	2 Months Ended	3 Months Ended				6 Months Ended		12 Months Ended
	Mar. 31, 2025	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Convertible Promissory Note – Related Party [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value beginning balance		$ 9,133,382	$ 8,908,052	$ 1,262,226	$ 944,118	$ 8,908,052	$ 944,118	$ 944,118
Fair value Ending balance	$ 9,133,382	10,288,111	9,133,382	1,527,001	1,262,226	10,288,111	$ 1,527,001	$ 8,908,052
Proceeds received through convertible promissory note				330,796	378,185
Change in fair value of convertible promissory note		1,154,729	225,330	$ (66,021)	$ (60,077)
Securities Purchase Agreement [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value beginning balance		23,487
Fair value Ending balance	23,487	193,878	$ 23,487			$ 193,878
Change in fair value of convertible promissory note	$ 23,487	$ 170,391